Statements of Stockholder's Equity (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Retained Earnings
Cash dividends	$ 2.24	$ 1.18	$ 1.12
Change in measurement date of postretirement benefit plans, tax			$ 2
Accumulated Other Comprehensive Income (Loss)
Change in measurement date of postretirement benefit plans, tax			$ (6)